Accumulated retained earnings - Schedule of accumulated retained earnings and reserves of entities accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Revaluation reserve Royal Decree-Law 7/1996	€ 0	€ 0	€ 0
Reserves of subsidiaries	€ 47,937	47,249	47,669
Percentage of share capital required to be maintained in the legal reserve	20.00%
Equity Investments
Disclosure of reserves within equity [line items]
Restricted reserves	€ 3,328	3,084	2,899
Legal reserve	1,469	1,515	1,618
Own shares	480	421	649
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	1,336	1,105	589
Unrestricted reserves	31,519	24,186	16,033
Voluntary reserves	26,357	20,362	14,284
Consolidation reserves attributable to the Bank	5,162	3,824	1,749
Reserves of subsidiaries	47,937	47,249	47,669
Reserves of entities accounted for using the equity method	1,643	1,831	1,762
Accumulated retained earnings and other reserves	€ 84,427	€ 76,350	€ 68,363